Principal Subsidiaries and Non-Controlling Interests in Subsidiaries	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Principal Subsidiaries and Non-Controlling Interests in Subsidiaries
31	Principal Subsidiaries and Non-Controlling Interests in Subsidiaries

(a)	Principal subsidiaries (1)
The following table presents certain operating subsidiaries the Bank owns, directly or indirectly. All of these subsidiaries are included in the Bank’s consolidated financial statements.

		Carrying value of shares
As at October 31 ($ millions)	Principal office	2023	2022
Canadian

Scotia Capital Inc.	Toronto, Ontario	$3,723	$3,215
BNS Investments Inc.	Toronto, Ontario	22,925	15,750
1832 Asset Management L.P.	Toronto, Ontario
Montreal Trust Company of Canada	Montreal, Quebec
MD Financial Management Inc.	Ottawa, Ontario	2,711	2,781
Jarislowsky, Fraser Limited	Montreal, Quebec	997	988
Scotia Securities Inc.	Toronto, Ontario	63	63
Tangerine Bank	Toronto, Ontario	4,529	3,827
The Bank of Nova Scotia Trust Company (2)	Toronto, Ontario	610	214
Scotia Mortgage Corporation	Toronto, Ontario	780	810
National Trust Company	Stratford, Ontario	388	374
Roynat Inc.	Calgary, Alberta	674	594
Scotia Dealer Advantage Inc.	Hamilton, Ontario	912	867

International

Scotia Holdings (USA) LLC (3)	New York, New York	7,218	3,166	(4)
Scotia Capital (USA) Inc.	New York, New York
Scotia Financing (USA) LLC	New York, New York
Nova Scotia Inversiones Limitada	Santiago, Chile	7,423	6,114
Scotiabank Chile S.A. (99.79%)	Santiago, Chile
Grupo Financiero Scotiabank Inverlat, S.A. de C.V. (97.39%)	Mexico City, Mexico	6,812	5,960
Scotiabank Inverlat, S.A.	Mexico City, Mexico
Scotia Peru Holdings S.A.	Lima, Peru	5,700	4,961
Scotiabank Peru S.A.A. (99.31%)	Lima, Peru
Multiacciones S.A.S	Bogota, Colombia	1,100	842
Scotiabank Colpatria, S.A. (55.98%) (5)	Bogota, Colombia
Scotiabank Brasil S.A. Banco Multiplo	Sao Paulo, Brazil	914	788
Scotia Uruguay Holdings S.A.	Montevideo, Uruguay	585	478
Scotiabank Uruguay S.A.	Montevideo, Uruguay
Scotiabank Republica Dominicana, S.A. – Banco Multiple (99.80%)	Santo Domingo, Dominican Republic	934	906
Scotiabank Caribbean Holdings Ltd.	Bridgetown, Barbados	1,552	1,550
Scotia Group Jamaica Limited (71.78%)	Kingston, Jamaica
Scotiabank Trinidad and Tobago Limited (50.90%)	Port of Spain, Trinidad and Tobago
Scotiabank (Barbados) Limited	Bridgetown, Barbados	307	273
BNS International (Bahamas) Limited	Nassau, Bahamas	13,903	17,180
Scotiabank (Bahamas) Limited	Nassau, Bahamas
Scotiabank & Trust (Cayman) Ltd.	Grand Cayman, Cayman Islands
Grupo BNS de Costa Rica, S.A.	San Jose, Costa Rica
Scotiabank (Ireland) Designated Activity Company	Dublin, Ireland

(1)	The Bank (or immediate parent of an entity) owns 100% of the outstanding voting shares of each subsidiary unless otherwise noted.
(2)	The Bank of Nova Scotia Trust Company & ADS Canadian Bank amalgamated effective November 1, 2022 and continue as The Bank of Nova Scotia Trust Company.
(3)	Effective July 1, 2023, Scotia Holdings (U.S.) Inc. converted to a Limited Liability Company and changed its name to Scotia Holdings (USA) LLC.
(4)	The 2022 Scotia Capital (USA) Inc. carrying value was part of BNS Investments Inc.
(5)	The Bank made a capital contribution to Scotiabank Colpatria S.A. in July 2023 which increased its ownership interest to 55.98% following the subsequent issuance of additional shares.
Subsidiaries may have a different reporting date from that of the Bank of October 31. Dates may differ for a variety of reasons including local reporting requirements or tax laws. In accordance with the Bank’s accounting policies, for the purpose of inclusion in the consolidated financial statements of the Bank, adjustments are made where significant for subsidiaries with different reporting dates.

(b)	Non-controlling interests in subsidiaries
The Bank’s significant
non-controlling
interests in subsidiaries are comprised of the following entities:

	As at and for the year ended
	2023				2022
	Non-controlling interest %		Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest	Non-controlling interests in subsidiaries	Dividends paid to non-controlling interest
Scotiabank Chile S.A.	0.21	% (1)	$248	$17	$227	$27
Scotiabank Colpatria S.A. (2)(3)	44.02%		482	–	332	12
Scotia Group Jamaica Limited	28.22%		336	11	279	10
Scotiabank Trinidad and Tobago Limited	49.10%		450	53	413	52
Other	0.01% 49.35%	– (4)	223	20	273	14
Total			$1,739	$101	$1,524	$115

(1)
The Bank increased its ownership in Scotiabank Chile S.A. in 2022 by acquiring an additional 16.8
%
stake from the primary non-controlling shareholders. Refer to Note 36 for details. The remaining non-controlling interest related primarily to non-controlling interests in Scotiabank Chile S.A. subsidiaries.

(2)
Non-controlling
interest holders for Scotiabank Colpatria S.A. have a right to sell their holding to the Bank after the end of 7th anniversary (January 17, 2019) and at subsequent pre-agreed
intervals, into the future, at fair market value that can be settled at the Bank’s discretion, by issuance of common shares or cash.

(3)	The Bank made a capital contribution to Scotiabank Colpatria S.A. in July 2023 which increased its ownership interest to 55.98% following the subsequent issuance of additional shares.
(4)	Range of non-controlling interest % for other subsidiaries.
Summarized financial information of the Bank’s subsidiaries with significant non-controlling
interests are as follows:

	As at and for the year ended October 31, 2023				As at and for the year ended October 31, 2022
($ millions)	Revenue	Total comprehensive income (loss)	Total assets	Total liabilities	Revenue	Total comprehensive income (loss)	Total assets	Total liabilities
Total	$4,206	$1,929	$102,628	$91,869	$3,849	$880	$93,880	$85,754